                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:______
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Breeden Capital Management LLC
Address:  100 Northfield Street
          Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard C. Breeden
Title:    Chairman
Phone:    (203) 618-0065

Signature, Place, and Date of Signing:

   /s/ Richard C. Breeden           Greenwich, CT         May 16, 2011
-----------------------------    -------------------    ----------------
         [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            15

Form 13F Information Table Value Total:            $1,261,779
                                                   (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                       FOR QUARTER ENDED MARCH 31, 2011

                                                                                                            Voting Authority
                                    Title of             Value    Shrs or   SH/ Put/ Investment  Other   ----------------------
Name of Issuer                       Class     CUSIP   (x $1000)  prn amt   PRN Call Discretion Managers    Sole    Shared None
--------------                      -------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
AIRGAS INC                          COM      009363102    46,326    697,474 SH       SOLE                   697,474
AON CORP                            COM      037389103   114,510  2,162,199 SH       SOLE                 2,162,199
BLOCK H & R INC                     COM      093671105   222,510 13,292,143 SH       SOLE                13,292,143
CASEYS GEN STORES INC               COM      147528103     7,969    204,337 SH       SOLE                   204,337
DUN & BRADSTREET CORP DEL NE        COM      26483E100    89,049  1,109,780 SH       SOLE                 1,109,780
EMCOR GROUP INC                     COM      29084Q100    72,533  2,342,051 SH       SOLE                 2,342,051
FLOWSERVE CORP                      COM      34354P105   103,532    803,822 SH       SOLE                   803,822
HELMERICH & PAYNE INC               COM      423452101   143,570  2,090,111 SH       SOLE                 2,090,111
HILLENBRAND INC                     COM      431571108    53,832  2,503,800 SH       SOLE                 2,503,800
IRON MTN INC                        COM      462846106    93,872  3,005,828 SH       SOLE                 3,005,828
RSC HOLDINGS INC                    COM      74972L102    31,435  2,186,016 SH       SOLE                 2,186,016
STANLEY BLACK & DECKER INC          COM      854502101    40,873    533,595 SH       SOLE                   533,595
STERIS CORP                         COM      859152100   175,025  5,067,321 SH       SOLE                 5,067,321
WHIRLPOOL CORP                      COM      963320106    35,682    418,017 SH       SOLE                   418,017
ZALE CORP NEW                       COM      988858106    31,061  7,784,764 SH       SOLE                 7,784,764